Note 13 - Earnings Per Share (Details) - Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	22,050,733	268,704	5,368,233	679,744
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	7,186	16,889	1,890,952	48,073
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	22,148,045	3,398,045	9,648,045	3,398,045
Preferred Stock - Convertible [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		89,353,584	68,353,582	35,230,263